Business Combination (Details) - USD ($) $ in Thousands	Jun. 15, 2026	Jun. 12, 2026	Jun. 30, 2026
Business Combination [Line Items]
Fair value of purchase consideration	$ 38,700
Customer relationships			$ 8,675
Software copyrights			7,341
QC Capital Limited [Member]
Business Combination [Line Items]
Total consideration		$ 60,000
Consideration shares (in Shares)	19,877,050
Net assets acquired goodwill			26,700
Minimum [Member] | QC Capital Limited [Member]
Business Combination [Line Items]
Customer relationships			8,700
Maximum [Member] | QC Capital Limited [Member]
Business Combination [Line Items]
Software copyrights			$ 7,300
Class B Ordinary Shares [Member]
Business Combination [Line Items]
Percentage of consideration shares	97.00%		3.00%
Remaining consideration shares issued (in Shares)			614,755
Class B Ordinary Shares [Member] | QC Capital Limited [Member]
Business Combination [Line Items]
Consideration shares (in Shares)	20,491,805	20,491,805
QC Capital Limited [Member]
Business Combination [Line Items]
Acquire shares		100.00%